CRYPTOCURRENCIES	6 Months Ended
Jun. 30, 2021
Investment Company [Abstract]
CRYPTOCURRENCIES

9.	CRYPTOCURRENCIES

As of June 30, 2021, cryptocurrencies included Bitcoin and Ethereum the Company held which were received from mining activities. Cryptocurrencies is classified as current asset as it is expected to be realized in cash by the Company within one year. The Company subsequently sold all cryptocurrencies held as of June 30, 2021 in July 2021.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the movements of cryptocurrencies for the six-month period ended June 30, 2021:

Amounts
Balance at January 1, 2021	-
Receipt of cryptocurrencies from mining activities	$814,772
Sales of cryptocurrencies	(638,183)
Realized gain on sale of cryptocurrencies	41,345
Impairment loss on cryptocurrencies	(42,447)
Balance at June 30, 2021	$175,487